Offerings - Offering: 1	Aug. 28, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 20,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,762.00
Offering Note	Calculated solely for purposes of determining the amount of the filing fee. This amount is based upon the offer to purchase up to a maximum of $20,000,000 in value of ordinary shares, no par value per ordinary share, of GDEV Inc., at a price of $11.03 per ordinary share (net to the seller in cash, without interest, less any applicable withholding taxes), and is used for purposes of calculating the maximum aggregate purchase price for the ordinary shares. The amount of the filing fee, calculated in accordance with Rule 0-11(b) of the Securities Exchange Act of 1934, as amended, equals $138.10 per $1,000,000 of the aggregate amount of the Transaction Valuation (or 0.013810% of the aggregate Transaction Valuation). The Transaction Valuation set forth above was calculated for the sole purpose of determining the filing fee and should not be used for any other purpose.